CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Redeemable Preferred Stock	Parent [Member]	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Temporary Equity, Beginning Balance at Dec. 31, 2019	$ 549,837
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2019	543,526
Stockholders Equity, Beginning Balance at Dec. 31, 2019		$ (306,877)	$ 1,533	$ 1,054,600	$ (1,283,315)	$ (79,695)	$ 47,907	$ (258,970)
Stockholders Equity, Beginning Balance (in shares) at Dec. 31, 2019			153,302,255
Net income		(37,193)			(37,193)		(182)	(37,375)
Issuance of common stock in connection with employee stock option exercise (in shares)			1,250
Redeemable Preferred Stock dividend								64,100
Redeemable Preferred Stock dividend	$ 64,120	64,120		64,120				64,120
Redeemable Preferred Stock dividend (in shares)	63,384
Equity-based compensation activity		8,007		8,007				$ 8,007
Temporary Equity, ending Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, ending Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, ending Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Stockholders Equity, ending Balance (in shares) at Dec. 31, 2020			153,303,505
Temporary Equity, ending Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, ending Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, ending Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Stockholders Equity, ending Balance (in shares) at Dec. 31, 2020			153,303,505
Net income		29,600			29,600		145	29,745
Other comprehensive loss		(14,737)				(14,737)	(1)	(14,738)
Redeemable Preferred Stock dividend								16,900
Redeemable Preferred Stock dividend	$ 16,885	16,885		16,885				16,885
Redeemable Preferred Stock dividend (in shares)	16,691
Equity-based compensation activity		1,602		1,602				1,602
Temporary Equity, ending Balance at Mar. 31, 2021	$ 630,842
Temporary Equity, ending Balance (in shares) at Mar. 31, 2021	623,601
Stockholders Equity, ending Balance at Mar. 31, 2021		(367,708)	$ 1,533	983,204	(1,290,908)	(61,537)	47,872	$ (319,836)
Stockholders Equity, ending Balance (in shares) at Mar. 31, 2021			153,303,505
Temporary Equity, Beginning Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, Beginning Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Stockholders Equity, Beginning Balance (in shares) at Dec. 31, 2020			153,303,505
Net income		117,068			117,068		329	117,397
Issuance of common stock in connection with employee stock option exercise		35		35				$ 35
Issuance of common stock in connection with employee stock option exercise (in shares)			10,000					10
Redeemable Preferred Stock dividend								$ 71,400
Redeemable Preferred Stock dividend	$ 71,393	71,393		71,393				71,393
Redeemable Preferred Stock dividend (in shares)	70,574
Equity-based compensation activity		6,440		6,440				6,440
Temporary Equity, ending Balance at Dec. 31, 2021	$ 685,350							$ 685,350
Temporary Equity, ending Balance (in shares) at Dec. 31, 2021	677,484							677,484
Stockholders Equity, ending Balance at Dec. 31, 2021		(346,741)	$ 1,533	933,569	(1,203,440)	(78,403)	48,056	$ (298,685)
Stockholders Equity, ending Balance (in shares) at Dec. 31, 2021			153,313,505
Net income		24,899			24,899		208	25,107
Other comprehensive loss		(3,878)				(3,878)	(1)	(3,879)
Cumulative Effect of Accounting Change - Adoption of ASU 2019-12 (See Note 2)		(1,360)			(1,360)			(1,360)
Issuance of common stock in connection with employee stock option exercise		29		29				29
Issuance of common stock in connection with employee stock option exercise (in shares)			9,375
Redeemable Preferred Stock dividend								18,800
Redeemable Preferred Stock dividend	$ 18,847	18,847		18,847				18,847
Redeemable Preferred Stock dividend (in shares)	18,631
Equity-based compensation activity		1,741		1,741				1,741
Temporary Equity, ending Balance at Mar. 31, 2022	$ 704,197							$ 704,197
Temporary Equity, ending Balance (in shares) at Mar. 31, 2022	696,115							696,115
Stockholders Equity, ending Balance at Mar. 31, 2022		$ (344,157)	$ 1,533	$ 916,492	$ (1,179,901)	$ (82,281)	$ 48,263	$ (295,894)
Stockholders Equity, ending Balance (in shares) at Mar. 31, 2022			153,322,880